ACQUISITIONS (Schedule of Allocation of Purchase Price) (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 17, 2022	Dec. 31, 2024	Dec. 31, 2023
Identifiable assets acquired:
Goodwill		$ 68,008	$ 68,008
Total Identifiable assets acquired:	$ 39,525
Security Dam Ltd Member
Consideration:
Cash consideration paid on closing date	30,000
Contingent consideration fair value	9,525
Total purchase price	39,525
Identifiable assets acquired:
Technology	12,661
Goodwill	$ 26,864